Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (to be renamed Government Portfolio) and Term Portfolio
August 29, 2016
Prospectus and Statement of Additional Information

At a special shareholder meeting of Cash Portfolio, shareholders approved proposals to modify the fund’s fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry and to revise one of the fund’s other fundamental investment policies. These changes will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (1) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), and (2) changing its name to “Government Portfolio.” The modification to the fund’s fundamental concentration policy and the fund’s transition to a government money market fund are expected to become effective in the third quarter of 2016.

NC-16-02 1.710543.133	August 29, 2016

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (to be renamed Government Portfolio) and Term Portfolio
August 29, 2016
Prospectus

At a special shareholder meeting of Cash Portfolio, shareholders approved proposals to modify the fund’s fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry and to revise one of the fund’s other fundamental investment policies. These changes will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (1) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), and (2) changing its name to “Government Portfolio.” The modification to the fund’s fundamental concentration policy and the fund’s transition to a government money market fund are expected to become effective in the third quarter of 2016.

NCX-16-02 1.923919.112	August 29, 2016